Stockholders’ Equity (Details) - Detail 1											1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2024 USD ($)	Dec. 29, 2023 $ / shares shares	Dec. 22, 2023 $ / shares shares	Dec. 18, 2023 shares	Nov. 22, 2023 shares	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 17, 2023	Apr. 20, 2023 $ / shares shares	Dec. 20, 2022 USD ($)	Sep. 13, 2022	Dec. 29, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares $ / item shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares $ / item shares	Dec. 22, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 24, 2023 shares	Sep. 20, 2022 $ / shares	Dec. 06, 2021 $ / shares	Oct. 18, 2021 $ / shares	Aug. 31, 2021 $ / shares shares	May 24, 2021 $ / shares shares
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.001									$ 0.001	$ 0.001		$ 0.001		$ 0.001						$ 0.001
Common stock, shares authorized												100,000,000		100,000,000		100,000,000
Reverse stock split description							On August 17, 2023, the Company effectuated a 1 for 40 reverse stock split (the “2023 Reverse Split”).			On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”)				On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”).
Company issued shares														74,675
Stock based compensation for consulting services (in Dollars) | $													$ 168,300	$ 484,525		$ 507,558
Recognized expenses (in Dollars) | $													111,187
Common stock for the exercise of warrants														1,055,374
General and administrative expenses (in Dollars) | $														$ 1,843,902
Issued shares														74,227
Aggregate offering share price (in Dollars) | $	$ 2								$ 50,000,000		$ 1,237,114
Sale of share price (in Dollars per share) | $ / shares																				$ 3,000
Net proceeds paying commissions (in Dollars) | $														$ 507,016
Issue of common stock														332,876							2,292
Exercise price per share (in Dollars per share) | $ / shares		$ 0.001									$ 0.001	$ 2.47		$ 6,000				$ 240	$ 2,300		$ 5,060
Warrants to purchase of common stock		2,474,228									2,474,228	115		115							2,292
Share price (in Dollars per share) | $ / shares		$ 4.85									$ 4.85
Net proceeds from private placement (in Dollars) | $						$ 9,000,000						$ 5,500,000		$ 5,500,000
Exercisable period								3 years				3 years
Preferred stock, shares authorized												3,000,000		3,000,000		3,000,000
Preferred stock, par value (in Dollars per share) | $ / shares												$ 0.001		$ 0.001		$ 0.001
Preferred stock outstanding												0		0		0
Par value (in Dollars per share) | $ / shares		5,400,000									5,400,000			$ 6.0625
Series A-1 preferred stock designated shares														22,280
Conversion price (in Dollars per share) | $ / shares												$ 4.06		$ 4.44
Redemption premium percentage												25.00%
Aggregate amount (in Dollars) | $												$ 500,000
Payments of amount (in Dollars) | $												500,000
Excess of amount (in Dollars) | $												$ 100,000
Floor price (in Dollars per Item) | $ / item												0.519
Percentage of stock conversion.												125.00%
Preferred stock redemption percentage												115.00%
Conversion Price [Member]
Stockholders Equity [Line Items]
Redemption premium percentage												25.00%
Certain Outstanding Warrants [Member]
Stockholders Equity [Line Items]
Share price (in Dollars per share) | $ / shares												$ 4.6
Pre-Funded Warrants [Member]
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		0.001									0.001
Exercise price per share (in Dollars per share) | $ / shares		$ 0.001				$ 0.001					$ 0.001
Warrants to purchase of common stock		1,237,114				1,000,000					1,237,114
Share price (in Dollars per share) | $ / shares								$ 48.76				6.0625
Minimum [Member]
Stockholders Equity [Line Items]
Common stock, shares authorized																						27,000,000
Maximum [Member]
Stockholders Equity [Line Items]
Common stock, shares authorized																						100,000,000
Common Stock [Member]
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares												$ 0.001		$ 0.001
Shares issued														31,251		262
Stock based compensation for consulting services (in Dollars) | $													$ 5	$ 75		$ 5
Issued shares												10					27,344
Sale of shares													8,463	8,463
Issue of common stock													4,675
Restricted stock units																463
Share price (in Dollars per share) | $ / shares												$ 0.125		$ 0.125
Par value (in Dollars per share) | $ / shares		$ 0.001						$ 48.76			$ 0.001	$ 0.0001		$ 0.0001
Aggregate of shares												610,000		610,000
Common Stock [Member] | Pre-Funded Warrants [Member]
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.001									0.001
Sale of shares		1,237,114
Exercise price per share (in Dollars per share) | $ / shares		$ 0.001									$ 0.001
Warrants to purchase of common stock								39,634				74,227
Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized												3,000,000		3,000,000
Preferred stock outstanding												30,905		24,905		0
Preferred stock par value (in Dollars per share) | $ / shares												$ 100.0000
Pearsanta Omnibus Incentive Plan [Member]
Stockholders Equity [Line Items]
Shares reserved for future issuance				15,000,000
Exercisable options				4,000,000
Restricted stock vested				1,000,000
Issue of common stock												50,000
Pearsanta Omnibus Incentive Plan [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Issue of common stock												296,296
Pearsanta Parent Service Provider Plan [Member]
Stockholders Equity [Line Items]
Exercisable options				9,320,000
Restricted Stock Units (RSUs) [Member]
Stockholders Equity [Line Items]
Restricted stock vested														170
Company issued shares																3,707
Recognized expenses (in Dollars) | $														$ 308,479
Restricted stock vested																292
Restricted stock granted												0		0		463
General and administrative expenses (in Dollars) | $														$ 1,237,182		$ 1,209,906
Issued shares																48,659
Issue of common stock													44	157
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Restricted stock vested													44	170
Company issued shares													44			507,558
Pearsanta™, Inc. [Member]
Stockholders Equity [Line Items]
Shares issued					500,000
Common Stock [Member]
Stockholders Equity [Line Items]
Issued shares														10							2,292
Exercise price per share (in Dollars per share) | $ / shares																					$ 61
Warrants to purchase of common stock																					2,378
Share price (in Dollars per share) | $ / shares																					$ 4,800
Par value (in Dollars per share) | $ / shares								$ 48.76													$ 4,800
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders Equity [Line Items]
Restricted stock units													44
Series E-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares												$ 0.0001		$ 0.0001
Preferred stock par value (in Dollars per share) | $ / shares												0.0001		0.0001
Series A-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares												0.001		0.001
Par value (in Dollars per share) | $ / shares												1,000		1,000
Preferred stock par value (in Dollars per share) | $ / shares												$ 0.001		$ 0.001
Aggregate shares												2,327		2,327
Series A-1 preferred stock designated shares												22,280
Floor price (in Dollars per Item) | $ / item												0.888		0.888
Volume weighted average price percentage												80.00%		80.00%
Percentage of stock conversion.												125.00%		125.00%
Preferred stock redemption percentage												115.00%		115.00%
Series F-1 Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Aggregate of shares			22,280												22,280
Aggregate shares			22,280
Preferred stock for aggregate shares			22,280
Series F-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock for aggregate shares															22,280
Series A-1 Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized												22,280		22,280		22,280
Preferred stock, par value (in Dollars per share) | $ / shares												$ 0.001		$ 0.001		$ 0.001
Preferred stock outstanding												22,280		22,280		0
Convertible preferred stock par value (in Dollars per share) | $ / shares			$ 0.001												$ 0.001
Series A Preferred Stock [Member]
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares												$ 0.001		$ 0.001
Conversion price (in Dollars per share) | $ / shares												$ 4.44
At The Market Offerings [Member]
Stockholders Equity [Line Items]
Sale of shares														8,463
Sale of share price (in Dollars per share) | $ / shares														$ 62.05